UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

ARRS-QTLY-0806

1.833431.100

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 6.7%
	Principal Amount	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.3%
American Financial Realty Trust 4.375% 7/15/24	$ 6,510,000	$ 5,880,483
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	682,080
		6,562,563
Real Estate Management & Development - 0.1%
Affordable Resources Communities LP 7.5% 8/15/25 (b)	2,250,000	2,325,398
TOTAL FINANCIALS		8,887,961
Nonconvertible Bonds - 6.3%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.2%
Felcor Lodging LP 9% 6/1/11 (d)	1,500,000	1,590,000
Host Marriott LP 7% 8/15/12	800,000	795,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,200,000	1,116,000
		3,501,000
Household Durables - 1.0%
Beazer Homes USA, Inc.:
8.125% 6/15/16 (b)	1,000,000	965,000
8.375% 4/15/12	400,000	400,000
D.R. Horton, Inc. 6.5% 4/15/16	1,000,000	961,485
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	374,000
6.25% 1/15/16	700,000	609,000
7.5% 5/15/16	500,000	465,000
7.75% 5/15/13	3,300,000	3,019,500
KB Home:
6.25% 6/15/15	1,500,000	1,333,706
7.75% 2/1/10	700,000	703,500
Kimball Hill, Inc. 10.5% 12/15/12	2,100,000	1,953,000
Ryland Group, Inc. 6.875% 6/15/13	1,000,000	987,800
Standard Pacific Corp. 9.25% 4/15/12	1,900,000	1,881,000
Stanley-Martin Communities LLC 9.75% 8/15/15	2,400,000	2,052,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	2,250,000	1,968,750
8.25% 4/1/11 (b)	500,000	470,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
WCI Communities, Inc.:
7.875% 10/1/13	$ 650,000	$ 572,000
9.125% 5/1/12	2,350,000	2,197,250
		20,912,991
TOTAL CONSUMER DISCRETIONARY		24,413,991
FINANCIALS - 4.9%
Real Estate Investment Trusts - 4.2%
American Health Properties, Inc. 7.5% 1/15/07	2,975,000	3,003,138
Archstone-Smith Operating Trust 3% 6/15/08	6,050,000	5,746,326
Archstone-Smith Trust 5% 8/15/07	2,200,000	2,173,270
Arden Realty LP:
5.2% 9/1/11	500,000	489,955
5.25% 3/1/15	600,000	574,075
7% 11/15/07	1,400,000	1,425,648
Avalon Properties, Inc. 6.875% 12/15/07	2,000,000	2,025,090
Brandywine Operating Partnership LP:
4.5% 11/1/09	840,000	800,558
6% 4/1/16	1,000,000	966,468
Camden Property Trust:
4.7% 7/15/09	1,000,000	972,442
7% 11/15/06	2,143,000	2,153,340
CarrAmerica Realty Corp. 5.5% 12/15/10	1,000,000	1,007,221
Colonial Properties Trust 7% 7/14/07	2,750,000	2,776,202
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	386,605
Developers Diversified Realty Corp. 5.375% 10/15/12	500,000	480,498
Equity One, Inc. 6% 9/15/16	1,000,000	967,892
Evans Withycombe Residential LP 7.625% 4/15/07	510,000	514,691
Health Care Property Investors, Inc. 4.875% 9/15/10	700,000	668,928
Health Care REIT, Inc. 6.2% 6/1/16	1,000,000	971,451
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	460,727
8.125% 5/1/11	608,000	653,052
Hospitality Properties Trust 6.75% 2/15/13	1,250,000	1,279,204
HRPT Properties Trust:
5.9406% 3/16/11 (d)	4,000,000	4,003,032
6.5% 1/15/13	1,000,000	1,008,704
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
5.9638% 3/16/09 (d)	$ 500,000	$ 503,165
6.55% 3/12/07 (d)	1,200,000	1,208,264
Kimco Realty Corp. 7.86% 11/1/07	480,000	491,317
Merry Land & Investment Co., Inc. 6.69% 10/30/06	3,000,000	3,007,926
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	220,079
7.23% 11/8/06	1,110,000	1,114,638
Omega Healthcare Investors, Inc.:
7% 4/1/14	800,000	768,000
7% 1/15/16	260,000	247,650
ProLogis Trust 7.1% 4/15/08	1,500,000	1,532,538
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	3,500,000	3,422,090
Senior Housing Properties Trust 8.625% 1/15/12	1,100,000	1,166,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	2,000,000	1,986,648
7.75% 2/22/11	1,000,000	1,064,190
Simon Property Group LP:
5.375% 8/28/08	3,000,000	2,972,079
7% 6/15/28 (d)	375,000	382,800
7.125% 9/20/07	1,500,000	1,514,657
Simon Property Group, Inc. 3.75% 1/30/09	2,000,000	1,902,504
Spieker Properties LP 7.25% 5/1/09	2,600,000	2,713,485
Tanger Properties LP 9.125% 2/15/08	760,000	807,500
The Rouse Co. 8% 4/30/09	1,000,000	1,033,235
Thornburg Mortgage, Inc. 8% 5/15/13	4,450,000	4,383,250
Trustreet Properties, Inc. 7.5% 4/1/15	2,200,000	2,167,000
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	1,660,000	1,577,000
6.625% 10/15/14	2,000,000	1,925,000
6.75% 6/1/10	2,400,000	2,376,000
8.75% 5/1/09	920,000	966,000
9% 5/1/12	2,600,000	2,847,000
Vornado Realty Trust 5.625% 6/15/07	2,645,000	2,633,793
Washington (REIT) 6.898% 2/25/18	3,200,000	3,254,336
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	512,773
		86,209,434
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.5%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	$ 850,000	$ 817,063
EOP Operating LP:
4.65% 10/1/10	5,000,000	4,740,810
5.59% 10/1/10 (d)	700,000	707,239
6.763% 6/15/07	2,150,000	2,166,942
First Industrial LP 5.75% 1/15/16	1,000,000	956,288
		9,388,342
Thrifts & Mortgage Finance - 0.2%
Saxon Capital, Inc. 12% 5/1/14 (b)	4,750,000	4,726,250
TOTAL FINANCIALS		100,324,026
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14 (b)	1,500,000	1,590,000
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15	2,000,000	1,910,494
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. 7.125% 10/15/12	1,500,000	1,533,750
TOTAL NONCONVERTIBLE BONDS		129,772,261
TOTAL CORPORATE BONDS (Cost $140,309,653)		138,660,222
U.S. Treasury Inflation Protected Obligations - 29.3%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	57,217,243	52,353,769
2.375% 1/15/25	49,100,503	47,780,962
3.625% 4/15/28	20,363,598	24,162,521
3.875% 4/15/29	26,100,381	32,299,320
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	39,561,193	37,320,336
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.625% 1/15/15	$ 44,330,260	$ 41,317,005
1.875% 7/15/13	43,082,304	41,385,801
1.875% 7/15/15	32,767,966	31,093,577
2% 1/15/14	47,189,740	45,545,343
2% 1/15/16	43,693,167	41,740,419
2.375% 4/15/11	18,978,630	18,902,895
3% 7/15/12	32,620,693	33,589,091
3.375% 1/15/12	35,815,534	37,499,793
3.5% 1/15/11	12,558,007	13,132,840
3.625% 1/15/08	20,492,802	20,848,126
3.875% 1/15/09	35,313,913	36,585,813
4.25% 1/15/10	43,366,930	46,073,651
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $616,583,306)		601,631,262
Asset-Backed Securities - 0.4%

Aegis Asset Backed Securities Trust Series 2004-2N Class N1, 4.5% 4/25/34 (b)	569	568
Ameriquest Finance NIMS Trust Series 2004-RN9A Class N1, 4.8% 11/25/34 (b)	9,899	9,892
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.0225% 11/25/34 (d)	105,000	105,648
Conseco Finance Securitizations Corp. Series 2002-1 Class M2, 9.546% 12/1/33	1,500,000	829,026
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)	494,433	493,412
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	529,290
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.585% 11/28/39 (b)(d)	850,000	859,112
Fremont NIMS Trust Series 2004-C Class A, 5.25% 8/25/34 (b)	2,855	2,848
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)	2,000,000	2,000,000
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,500,000	1,387,500
Asset-Backed Securities - continued
	Principal Amount	Value
Resi Finance LP Series 2006-B Class B6, 6.876% 6/15/38 (d)	$ 1,000,000	$ 983,570
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	1,000,000	965,039
Sharps SP I LLC Net Interest Margin Trust Series 2004-HE3N Class NA, 5.19% 11/25/34 (b)	111,674	111,302
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 7.8% 2/5/36 (b)(d)	250,000	249,375
TOTAL ASSET-BACKED SECURITIES (Cost $8,596,058)		8,526,582
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.1488% 11/15/15 (b)(d)	2,000,000	1,983,689
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(d)	148,057	108,159
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.71% 1/25/19 (b)(d)	108,306	95,961
Class B4, 4.71% 1/25/19 (b)(d)	216,612	166,369
Residential Finance LP/Residential Finance Development Corp. floater Series 2005-D Class B6, 7.4488% 12/15/37 (b)(d)	495,227	498,615
Resix Finance Ltd. floater:
Series 2005-C Class B7, 8.27% 9/10/37 (b)(d)	148,467	147,925
Series 2005-D Class B7, 9.4488% 12/15/37 (b)(d)	297,136	300,371
Series 2006-A Class B7, 8.6988% 3/15/38 (b)(d)	747,570	749,971
Series 2006-B Class B7, 9.026% 6/20/38 (b)(d)	1,000,000	1,000,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,055,644)		5,051,060
Commercial Mortgage Securities - 1.2%

Asset Securitization Corp. Series 1997-MD7 Class A4, 7.5884% 1/13/30 (d)	499,608	493,519
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2:
Class A3, 5.5188% 11/15/15 (b)(d)	2,772,221	2,774,248
Class K, 7.7988% 11/15/15 (b)(d)	675,000	674,295
Series 2005-ESHA Class K, 6.9838% 7/14/08 (b)(d)	300,000	301,142
Series 2005-MIB1 Class K, 7.1988% 3/15/22 (b)(d)	800,000	787,201
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.6758% 5/15/23 (b)(d)	$ 3,757,000	$ 3,757,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	513,785
CS First Boston Mortgage Securities Corp. Series 2004-FL1A Class G, 7.947% 5/15/14 (b)(d)	696,648	698,605
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	956,050
Class F, 6.376% 12/15/14 (b)	800,000	785,776
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (b)	865,000	856,091
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class E, 7.624% 4/15/29 (d)	900,000	913,781
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30	2,701,516	2,664,208
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	564,438
Class F, 10.813% 5/20/44 (b)	400,000	383,476
TERRA LNR I Series 2006-E, 6.8688% 6/15/17 (b)(d)	770,000	769,854
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.2106% 7/15/42 (d)	5,200,000	5,199,743
Wrightwood Capital Real Estate CDO Ltd. floater Series 2005-1A Class F, 6.72% 11/21/40 (b)(d)	1,500,000	1,496,055
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,745,632)		24,589,267
Common Stocks - 3.5%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Corp. (a)	120,600	1,320,570
Starwood Hotels & Resorts Worldwide, Inc.	26,200	1,580,908
		2,901,478
Household Durables - 0.1%
KB Home	16,000	733,600
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. Class A	16,700	$ 740,979
Ryland Group, Inc.	18,000	784,260
		2,258,839
TOTAL CONSUMER DISCRETIONARY		5,160,317
FINANCIALS - 3.2%
Real Estate Investment Trusts - 3.2%
Acadia Realty Trust (SBI)	11,100	262,515
Alexandria Real Estate Equities, Inc.	17,500	1,551,900
American Financial Realty Trust (SBI)	98,200	950,576
Annaly Mortgage Management, Inc.	271,600	3,479,196
Anworth Mortgage Asset Corp.	179,300	1,488,190
Apartment Investment & Management Co. Class A	2,700	117,315
Archstone-Smith Trust	6,600	335,742
AvalonBay Communities, Inc.	16,100	1,780,982
Boston Properties, Inc.	5,800	524,320
Capital Lease Funding, Inc.	41,700	475,797
Capital Trust, Inc. Class A	22,200	790,764
Cousins Properties, Inc.	25,600	791,808
Developers Diversified Realty Corp.	28,600	1,492,348
DiamondRock Hospitality Co.	23,100	342,111
Education Realty Trust, Inc.	21,150	352,148
Equity Lifestyle Properties, Inc.	64,700	2,835,801
Equity Office Properties Trust	44,180	1,613,012
Equity Residential (SBI)	45,600	2,039,688
Federal Realty Investment Trust (SBI)	14,600	1,022,000
Fieldstone Investment Corp.	104,500	957,220
General Growth Properties, Inc.	89,000	4,010,340
Glenborough Realty Trust, Inc.	2,800	60,312
GMH Communities Trust	14,200	187,156
Healthcare Realty Trust, Inc.	15,600	496,860
Hersha Hospitality Trust	36,900	342,801
HomeBanc Mortgage Corp., Georgia	199,200	1,581,648
Host Hotels & Resorts, Inc.	135,047	2,953,478
Inland Real Estate Corp.	203,000	3,020,640
Innkeepers USA Trust (SBI)	4,200	72,576
Kimco Realty Corp.	48,000	1,751,520
KKR Financial Corp.	38,800	807,428
Lexington Corporate Properties Trust	11,300	244,080
MFA Mortgage Investments, Inc.	170,600	1,173,728
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
MortgageIT Holdings, Inc.	116,000	$ 1,398,960
Nationwide Health Properties, Inc.	67,900	1,528,429
New York Mortgage Trust, Inc.	173,400	693,600
Newcastle Investment Corp.	110,400	2,795,328
Opteum, Inc. Class A	78,700	709,874
Plum Creek Timber Co., Inc.	4,500	159,750
ProLogis Trust	34,000	1,772,080
Redwood Trust, Inc.	11,300	551,779
Regency Centers Corp.	14,200	882,530
Resource Capital Corp.	25,500	328,185
Saxon Capital, Inc.	224,900	2,572,856
Simon Property Group, Inc.	19,900	1,650,506
Spirit Finance Corp.	353,900	3,984,914
Sunstone Hotel Investors, Inc.	6,700	194,702
Trizec Properties, Inc.	23,800	681,632
Trustreet Properties, Inc.	26,000	342,940
U-Store-It Trust	10,800	203,688
United Dominion Realty Trust, Inc. (SBI)	34,900	977,549
Ventas, Inc.	82,400	2,791,712
Vornado Realty Trust	10,000	975,500
		65,102,514
Real Estate Management & Development - 0.0%
The St. Joe Co.	11,000	511,940
TOTAL FINANCIALS		65,614,454
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Emeritus Corp. (a)	23,900	448,125
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	18,200	1,132,950
TOTAL COMMON STOCKS (Cost $69,377,251)		72,355,846
Preferred Stocks - 4.8%
	Shares	Value
Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
Annaly Mortgage Management, Inc. Series B, 6.00%	80,000	$ 2,139,520
The Mills Corp. 6.75% (b)	3,304	2,787,750
Trustreet Properties, Inc. Series C, 7.50%	70,100	1,479,110
Windrose Medical Properties Trust 7.50%	91,700	2,310,840
		8,717,220
Nonconvertible Preferred Stocks - 4.4%
FINANCIALS - 4.4%
Discontinued 0506 Real Estate - 0.0%
Prime Group Realty Trust Series B, 9.00%	15,500	251,875
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	39,100
Red Lion Hotels Capital Trust 9.50%	88,465	2,348,746
		2,387,846
Real Estate Investment Trusts - 4.2%
Accredited Mortgage Loan Trust Series A, 9.75%	93,900	2,375,670
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	3,600	91,116
Series C, 8.375%	10,000	261,600
American Home Mortgage Investment Corp.:
Series A, 9.375%	79,300	2,081,625
Series B, 9.25%	169,500	4,334,115
Annaly Mortgage Management, Inc. Series A, 7.875%	122,700	2,932,530
Anthracite Capital, Inc. Series C, 9.375%	400	10,284
Anworth Mortgage Asset Corp. Series A, 8.625%	161,100	3,906,675
Apartment Investment & Management Co.:
Series R, 10.00%	140,200	3,526,030
Series T, 8.00%	80,000	1,996,800
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	251,600
Capital Lease Funding, Inc. Series A, 8.125%	20,000	499,000
CBL & Associates Properties, Inc. Series B, 8.75%	64,200	3,254,940
CenterPoint Properties Trust Series D, 5.377%	5,280	3,960,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	128,950
Cousins Properties, Inc. Series A, 7.75%	50,000	1,248,000
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,305,000
Developers Diversified Realty Corp. (depositary shares) Series F, 8.60%	10,000	254,000
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,276,100
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.: - continued
Series B, 7.875%	36,100	$ 857,375
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	81,300	1,987,785
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	974,000
Glimcher Realty Trust Series F, 8.75%	30,000	770,700
Hersha Hospitality Trust Series A, 8.00%	40,000	992,400
Home Properties of New York, Inc. Series F, 9.00%	88,500	2,256,750
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	311,415	7,832,087
Impac Mortgage Holdings, Inc. Series C, 9.125%	17,700	412,410
Innkeepers USA Trust Series C, 8.00%	45,000	1,111,500
LaSalle Hotel Properties Series A, 10.25%	76,400	1,963,480
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,527,000
MFA Mortgage Investments, Inc. Series A, 8.50%	157,800	3,826,650
Nationwide Health Properties, Inc. 7.677%	19,200	1,920,000
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	20,000	1,015,000
Newcastle Investment Corp. Series B, 9.75%	79,000	2,018,450
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,049,600
Parkway Properties, Inc. Series D, 8.00%	80,000	2,024,000
PS Business Parks, Inc. (depositary shares) Series F, 8.75%	3,400	86,190
Public Storage, Inc. Series I, 7.25%	20,000	495,000
RAIT Investment Trust:
Series A, 7.75%	60,000	1,431,000
Series B, 8.375%	17,000	427,550
Realty Income Corp. 8.25%	100	2,626
Saul Centers, Inc. 8.00%	40,000	1,050,000
Simon Property Group, Inc. Series G, 7.89%	3,100	158,100
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,985,000
Series C, 8.25%	60,000	1,494,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	378,000
Taubman Centers, Inc. Series G, 8.00%	20,000	507,800
The Mills Corp.:
Series B, 9.00%	64,400	1,471,540
Series C, 9.00%	156,500	3,607,325
Series E, 8.75%	138,885	3,197,133
Series G, 7.875%	39,933	898,493
		86,422,979
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Affordable Residential Communties, Inc. Series A, 8.25%	17,800	$ 406,730
TOTAL FINANCIALS		89,469,430
TOTAL PREFERRED STOCKS (Cost $98,441,872)		98,186,650
Floating Rate Loans - 0.8%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 8.21% 1/27/11 (d)	$ 39,900	40,249
Toys 'R' US, Inc. term loan 8.1091% 12/9/08 (d)	4,000,000	3,960,000
		4,000,249
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.3%
Capital Automotive (REIT) Tranche B, term loan 6.86% 12/16/10 (d)	499,975	498,725
General Growth Properties, Inc. Tranche A1, term loan 6.56% 2/24/10 (d)	2,500,000	2,465,625
Newkirk Master LP Tranche B, term loan 6.8338% 8/11/08 (d)	1,286,313	1,284,705
Trizec Properties, Inc. term loan 6.65% 5/2/07 (d)	1,140,000	1,138,575
		5,387,630
Real Estate Management & Development - 0.2%
LNR Property Corp. Tranche B, term loan 8.1321% 2/3/08 (d)	366,867	366,867
MDS Realty Holdings LLC:
Tranche M1, term loan 7.3875% 1/8/08 (d)	1,930,077	1,930,077
Tranche M3, term loan 8.6375% 1/8/08 (d)	1,544,062	1,544,062
North Las Vegas/Olympia Group Tranche 1, term loan 8.2488% 5/9/11 (d)	498,750	498,750
		4,339,756
TOTAL FINANCIALS		9,727,386
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 8.52% 3/10/13 (d)	$ 3,000,000	$ 3,003,750
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (d)	510,000	512,550
TOTAL FLOATING RATE LOANS (Cost $17,323,641)		17,243,935
Commodity-Linked Notes - 8.6%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.06% 8/10/06 (b)(d)(f)	600,000	644,702
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.1519% 8/18/06 (b)(d)(f)	190,000	214,253
5.1519% 8/18/06 (b)(d)(f)	200,000	195,031
5.1519% 8/18/06 (b)(d)(f)	110,000	107,860
5.1519% 8/18/06 (b)(d)(f)	330,000	297,346
5.1519% 8/18/06 (b)(d)(f)	1,370,000	1,344,990
5.1519% 8/18/06 (b)(d)(f)	2,330,000	2,185,024
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/15/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.0988% 9/15/06 (b)(d)(f)	1,620,000	1,498,997
5.0988% 9/15/06 (b)(d)(f)	1,400,000	1,348,848
5.0988% 9/15/06 (b)(d)(f)	1,870,000	1,825,599
5.0988% 9/15/06 (b)(d)(f)	1,620,000	1,491,156
5.0988% 9/15/06 (b)(d)(f)	1,070,000	1,031,522
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/22/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1944% 9/22/06 (b)(d)(f)	2,800,000	2,504,166
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/29/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.25% 9/29/06 (b)(d)(f)	2,850,000	2,600,311
5.25% 9/29/06 (b)(d)(f)	1,000,000	924,152
Commodity-Linked Notes - continued
	Principal Amount	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR plus .15% due 3/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.0488% 3/15/07 (b)(d)(f)	$ 3,300,000	$ 3,692,901
5.0488% 3/15/07 (b)(d)(f)	6,670,000	7,442,883
Master Note, one-month U.S. dollar LIBOR plus .15% due 3/8/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5% 3/8/07 (b)(d)	3,330,000	3,818,222
Master Note, one-month U.S. dollar LIBOR plus .15% due 4/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9794% 4/20/07 (b)(d)(f)	3,330,000	3,132,033
5.1169% 4/17/07 (b)(d)(f)	3,340,000	3,111,296
Master Note, one-month U.S. dollar LIBOR plus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5% 4/9/07 (b)(d)(f)	3,300,000	3,048,315
Master Note, one-month U.S. dollar LIBOR plus .31% due 3/2/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9606% 3/2/07 (b)(d)(f)	5,000,000	5,976,584
Master Note, one-month U.S. dollar LIBOR plus .31% due 3/8/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9948% 3/8/07 (b)(d)(f)	2,500,000	2,893,081
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9794% 4/27/07 (b)(d)(f)	2,670,000	2,588,959
4.98% 4/27/07 (b)(d)(f)	1,670,000	1,531,982
5.0581% 4/27/07 (b)(d)(f)	5,330,000	6,036,033
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.02% 4/9/07 (b)(d)(f)	3,300,000	2,873,878
5.1725% 4/9/07 (b)(d)(f)	3,330,000	3,163,798
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/4/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1019% 5/4/07 (b)(d)(f)	5,070,000	5,417,908
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1844% 6/6/07 (b)(d)(f)	$ 1,670,000	$ 1,670,000
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 10/06/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9206% 10/16/06 (b)(d)(f)	400,000	461,969
4.9406% 10/16/06 (b)(d)(f)	330,000	369,580
4.9594% 10/16/06 (b)(d)(f)	660,000	680,997
5.0381% 10/6/06 (b)(d)(f)	500,000	563,624
5.0819% 10/6/06 (b)(d)(f)	250,000	274,572
5.0819% 10/16/06 (b)(d)(f)	750,000	832,376
5.1094% 10/6/06 (b)(d)(f)	530,000	597,003
5.1322% 10/6/06 (b)(d)(f)	500,000	580,694
5.1706% 10/16/06 (b)(d)(f)	830,000	950,897
5.18% 10/16/06 (b)(d)(f)	670,000	692,810
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 10/16/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9594% 10/16/06 (b)(d)(f)	430,000	453,790
5% 10/16/06 (b)(d)(f)	470,000	492,209
5.0063% 10/16/06 (b)(d)(f)	430,000	469,381
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 12/14/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.1525% 12/14/06 (b)(d)(f)	330,000	346,996
5.165% 12/14/06 (b)(d)(f)	500,000	525,994
5.1706% 12/14/06 (b)(d)(f)	3,330,000	3,897,792
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 2/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5% 2/12/07 (b)(d)	4,000,000	5,097,245
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 3/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9594% 3/15/07 (b)(d)(f)	2,500,000	2,797,814
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 3/2/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1322% 3/2/07 (b)(d)	3,340,000	4,119,004
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 10/06/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.95% 10/6/06 (b)(d)(f)	$ 830,000	$ 909,824
4.97% 10/6/06 (b)(d)(f)	680,000	752,373
4.99% 10/6/06 (b)(d)(f)	380,000	419,313
5.0038% 10/6/06 (b)(d)(f)	250,000	280,296
5.0188% 10/6/06 (b)(d)(f)	250,000	288,183
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 10/08/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9648% 10/6/06 (b)(d)(f)	670,000	751,734
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.97% 8/10/06 (b)(d)(f)	470,000	505,237
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9106% 8/18/06 (b)(d)(f)	380,000	386,530
4.99% 8/18/06 (b)(d)(f)	1,500,000	1,473,416
5.0719% 8/18/06 (b)(d)(f)	280,000	306,207
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/22/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9494% 9/22/06 (b)(d)(f)	2,530,000	2,263,795
4.99% 9/22/06 (b)(d)(f)	1,400,000	1,376,730
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/29/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9494% 9/29/06 (b)(d)(f)	670,000	759,200
4.9575% 9/29/06 (b)(d)(f)	2,850,000	2,601,528
4.9575% 9/29/06 (b)(d)(f)	1,100,000	1,017,036
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .10% due 3/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.2022% 3/23/07 (b)(d)(f)	8,340,000	8,137,821
Commodity-Linked Notes - continued
	Principal Amount	Value
Morgan Stanley: - continued
Note, one-month U.S. dollar LIBOR minus .10% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.0988% 6/6/07 (b)(d)(f)	$ 7,000,000	$ 7,197,101
5.0988% 6/6/07 (b)(d)(f)	5,340,000	5,526,550
Note, one-month U.S. dollar LIBOR minus .15% due 2/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.185% 2/27/07 (b)(d)(f)	5,340,000	6,425,605
5.185% 2/27/07 (b)(d)(f)	5,340,000	6,167,585
5.185% 2/27/07 (b)(d)(f)	6,650,000	7,975,922
5.185% 2/27/07 (b)(d)(f)	5,000,000	6,001,929
Note, one-month U.S. dollar LIBOR minus .15% due 3/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1522% 3/23/07 (b)(d)(f)	5,000,000	5,726,203
Societe Generale:
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.07% 8/10/06 (b)(d)(f)	600,000	644,053
5.07% 8/10/06 (b)(d)(f)	5,000,000	4,962,130
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 8/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1519% 8/18/06 (b)(d)(f)	160,000	160,154
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 9/8/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.0448% 9/8/06 (b)(d)(f)	6,000,000	5,366,809
TOTAL COMMODITY-LINKED NOTES (Cost $167,930,000)		177,199,841
Fixed-Income Funds - 40.9%
	Shares
Fidelity Floating Rate Central Investment Portfolio (e)	5,038,246	504,681,102
Fidelity Ultra-Short Central Fund (e)	3,376,455	335,822,214
TOTAL FIXED-INCOME FUNDS (Cost $842,851,087)		840,503,316
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 11.6458% 12/28/35 (b)(d)	$ 500,000	$ 546,340
Harp High Grade CDO I Ltd. Series 2006-1, 15.49% 7/8/46 (b)(d)	1,650,000	1,600,500
Ipswich Street CDO Series 2006-1, 15.15% 6/27/46 (b)(d)	2,250,000	2,174,625
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.857% 9/25/26 (b)(c)(d)	3,000,000	3,000,000
TOTAL PREFERRED SECURITIES (Cost $7,366,099)		7,321,465
Cash Equivalents - 3.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 4.54%, dated 6/30/06 due 7/3/06 (Cost $65,343,000)	$ 65,367,736	65,343,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,063,923,243)		2,056,612,446
NET OTHER ASSETS - 0.0%		(189,879)
NET ASSETS - 100%		$ 2,056,422,567
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $226,114,749 or 11.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 11,524,618
Fidelity Ultra-Short Central Fund	5,863,589
Total	$ 17,388,207

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 7,598,671	$ 499,383,846	$ -	$ 504,681,102	40.0%
Fidelity Ultra-Short Central Fund	6,644,141	329,224,610	-	335,822,214	4.8%
Total	$ 14,242,812	$ 828,608,456	$ -	$ 840,503,316
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,063,659,396. Net unrealized depreciation aggregated $7,046,950, of which $19,089,549 related to appreciated investment securities and $26,136,499 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Real Return Fund

June 30, 2006

RRS-QTLY-0806

1.833432.100

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 6.7%
	Principal Amount	Value
Convertible Bonds - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.3%
American Financial Realty Trust 4.375% 7/15/24	$ 6,510,000	$ 5,880,483
Essex Portfolio LP 3.625% 11/1/25 (b)	600,000	682,080
		6,562,563
Real Estate Management & Development - 0.1%
Affordable Resources Communities LP 7.5% 8/15/25 (b)	2,250,000	2,325,398
TOTAL FINANCIALS		8,887,961
Nonconvertible Bonds - 6.3%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.2%
Felcor Lodging LP 9% 6/1/11 (d)	1,500,000	1,590,000
Host Marriott LP 7% 8/15/12	800,000	795,000
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,200,000	1,116,000
		3,501,000
Household Durables - 1.0%
Beazer Homes USA, Inc.:
8.125% 6/15/16 (b)	1,000,000	965,000
8.375% 4/15/12	400,000	400,000
D.R. Horton, Inc. 6.5% 4/15/16	1,000,000	961,485
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	400,000	374,000
6.25% 1/15/16	700,000	609,000
7.5% 5/15/16	500,000	465,000
7.75% 5/15/13	3,300,000	3,019,500
KB Home:
6.25% 6/15/15	1,500,000	1,333,706
7.75% 2/1/10	700,000	703,500
Kimball Hill, Inc. 10.5% 12/15/12	2,100,000	1,953,000
Ryland Group, Inc. 6.875% 6/15/13	1,000,000	987,800
Standard Pacific Corp. 9.25% 4/15/12	1,900,000	1,881,000
Stanley-Martin Communities LLC 9.75% 8/15/15	2,400,000	2,052,000
Technical Olympic USA, Inc.:
7.5% 3/15/11	2,250,000	1,968,750
8.25% 4/1/11 (b)	500,000	470,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
WCI Communities, Inc.:
7.875% 10/1/13	$ 650,000	$ 572,000
9.125% 5/1/12	2,350,000	2,197,250
		20,912,991
TOTAL CONSUMER DISCRETIONARY		24,413,991
FINANCIALS - 4.9%
Real Estate Investment Trusts - 4.2%
American Health Properties, Inc. 7.5% 1/15/07	2,975,000	3,003,138
Archstone-Smith Operating Trust 3% 6/15/08	6,050,000	5,746,326
Archstone-Smith Trust 5% 8/15/07	2,200,000	2,173,270
Arden Realty LP:
5.2% 9/1/11	500,000	489,955
5.25% 3/1/15	600,000	574,075
7% 11/15/07	1,400,000	1,425,648
Avalon Properties, Inc. 6.875% 12/15/07	2,000,000	2,025,090
Brandywine Operating Partnership LP:
4.5% 11/1/09	840,000	800,558
6% 4/1/16	1,000,000	966,468
Camden Property Trust:
4.7% 7/15/09	1,000,000	972,442
7% 11/15/06	2,143,000	2,153,340
CarrAmerica Realty Corp. 5.5% 12/15/10	1,000,000	1,007,221
Colonial Properties Trust 7% 7/14/07	2,750,000	2,776,202
Commercial Net Lease Realty, Inc. 6.15% 12/15/15	400,000	386,605
Developers Diversified Realty Corp. 5.375% 10/15/12	500,000	480,498
Equity One, Inc. 6% 9/15/16	1,000,000	967,892
Evans Withycombe Residential LP 7.625% 4/15/07	510,000	514,691
Health Care Property Investors, Inc. 4.875% 9/15/10	700,000	668,928
Health Care REIT, Inc. 6.2% 6/1/16	1,000,000	971,451
Healthcare Realty Trust, Inc.:
5.125% 4/1/14	500,000	460,727
8.125% 5/1/11	608,000	653,052
Hospitality Properties Trust 6.75% 2/15/13	1,250,000	1,279,204
HRPT Properties Trust:
5.9406% 3/16/11 (d)	4,000,000	4,003,032
6.5% 1/15/13	1,000,000	1,008,704
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
iStar Financial, Inc.:
5.9638% 3/16/09 (d)	$ 500,000	$ 503,165
6.55% 3/12/07 (d)	1,200,000	1,208,264
Kimco Realty Corp. 7.86% 11/1/07	480,000	491,317
Merry Land & Investment Co., Inc. 6.69% 10/30/06	3,000,000	3,007,926
Nationwide Health Properties, Inc.:
6% 5/20/15	230,000	220,079
7.23% 11/8/06	1,110,000	1,114,638
Omega Healthcare Investors, Inc.:
7% 4/1/14	800,000	768,000
7% 1/15/16	260,000	247,650
ProLogis Trust 7.1% 4/15/08	1,500,000	1,532,538
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)	3,500,000	3,422,090
Senior Housing Properties Trust 8.625% 1/15/12	1,100,000	1,166,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13	2,000,000	1,986,648
7.75% 2/22/11	1,000,000	1,064,190
Simon Property Group LP:
5.375% 8/28/08	3,000,000	2,972,079
7% 6/15/28 (d)	375,000	382,800
7.125% 9/20/07	1,500,000	1,514,657
Simon Property Group, Inc. 3.75% 1/30/09	2,000,000	1,902,504
Spieker Properties LP 7.25% 5/1/09	2,600,000	2,713,485
Tanger Properties LP 9.125% 2/15/08	760,000	807,500
The Rouse Co. 8% 4/30/09	1,000,000	1,033,235
Thornburg Mortgage, Inc. 8% 5/15/13	4,450,000	4,383,250
Trustreet Properties, Inc. 7.5% 4/1/15	2,200,000	2,167,000
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	1,660,000	1,577,000
6.625% 10/15/14	2,000,000	1,925,000
6.75% 6/1/10	2,400,000	2,376,000
8.75% 5/1/09	920,000	966,000
9% 5/1/12	2,600,000	2,847,000
Vornado Realty Trust 5.625% 6/15/07	2,645,000	2,633,793
Washington (REIT) 6.898% 2/25/18	3,200,000	3,254,336
Western Investment Real Estate Trust 7.2% 9/15/08	500,000	512,773
		86,209,434
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.5%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	$ 850,000	$ 817,063
EOP Operating LP:
4.65% 10/1/10	5,000,000	4,740,810
5.59% 10/1/10 (d)	700,000	707,239
6.763% 6/15/07	2,150,000	2,166,942
First Industrial LP 5.75% 1/15/16	1,000,000	956,288
		9,388,342
Thrifts & Mortgage Finance - 0.2%
Saxon Capital, Inc. 12% 5/1/14 (b)	4,750,000	4,726,250
TOTAL FINANCIALS		100,324,026
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14 (b)	1,500,000	1,590,000
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Plum Creek Timberlands LP 5.875% 11/15/15	2,000,000	1,910,494
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
American Tower Corp. 7.125% 10/15/12	1,500,000	1,533,750
TOTAL NONCONVERTIBLE BONDS		129,772,261
TOTAL CORPORATE BONDS (Cost $140,309,653)		138,660,222
U.S. Treasury Inflation Protected Obligations - 29.3%

U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	57,217,243	52,353,769
2.375% 1/15/25	49,100,503	47,780,962
3.625% 4/15/28	20,363,598	24,162,521
3.875% 4/15/29	26,100,381	32,299,320
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	39,561,193	37,320,336
U.S. Treasury Inflation Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
1.625% 1/15/15	$ 44,330,260	$ 41,317,005
1.875% 7/15/13	43,082,304	41,385,801
1.875% 7/15/15	32,767,966	31,093,577
2% 1/15/14	47,189,740	45,545,343
2% 1/15/16	43,693,167	41,740,419
2.375% 4/15/11	18,978,630	18,902,895
3% 7/15/12	32,620,693	33,589,091
3.375% 1/15/12	35,815,534	37,499,793
3.5% 1/15/11	12,558,007	13,132,840
3.625% 1/15/08	20,492,802	20,848,126
3.875% 1/15/09	35,313,913	36,585,813
4.25% 1/15/10	43,366,930	46,073,651
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $616,583,306)		601,631,262
Asset-Backed Securities - 0.4%

Aegis Asset Backed Securities Trust Series 2004-2N Class N1, 4.5% 4/25/34 (b)	569	568
Ameriquest Finance NIMS Trust Series 2004-RN9A Class N1, 4.8% 11/25/34 (b)	9,899	9,892
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.0225% 11/25/34 (d)	105,000	105,648
Conseco Finance Securitizations Corp. Series 2002-1 Class M2, 9.546% 12/1/33	1,500,000	829,026
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (b)	494,433	493,412
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	500,000	529,290
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.585% 11/28/39 (b)(d)	850,000	859,112
Fremont NIMS Trust Series 2004-C Class A, 5.25% 8/25/34 (b)	2,855	2,848
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (b)	2,000,000	2,000,000
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33	1,500,000	1,387,500
Asset-Backed Securities - continued
	Principal Amount	Value
Resi Finance LP Series 2006-B Class B6, 6.876% 6/15/38 (d)	$ 1,000,000	$ 983,570
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	1,000,000	965,039
Sharps SP I LLC Net Interest Margin Trust Series 2004-HE3N Class NA, 5.19% 11/25/34 (b)	111,674	111,302
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 7.8% 2/5/36 (b)(d)	250,000	249,375
TOTAL ASSET-BACKED SECURITIES (Cost $8,596,058)		8,526,582
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class L, 9.1488% 11/15/15 (b)(d)	2,000,000	1,983,689
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (b)(d)	148,057	108,159
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.71% 1/25/19 (b)(d)	108,306	95,961
Class B4, 4.71% 1/25/19 (b)(d)	216,612	166,369
Residential Finance LP/Residential Finance Development Corp. floater Series 2005-D Class B6, 7.4488% 12/15/37 (b)(d)	495,227	498,615
Resix Finance Ltd. floater:
Series 2005-C Class B7, 8.27% 9/10/37 (b)(d)	148,467	147,925
Series 2005-D Class B7, 9.4488% 12/15/37 (b)(d)	297,136	300,371
Series 2006-A Class B7, 8.6988% 3/15/38 (b)(d)	747,570	749,971
Series 2006-B Class B7, 9.026% 6/20/38 (b)(d)	1,000,000	1,000,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,055,644)		5,051,060
Commercial Mortgage Securities - 1.2%

Asset Securitization Corp. Series 1997-MD7 Class A4, 7.5884% 1/13/30 (d)	499,608	493,519
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2:
Class A3, 5.5188% 11/15/15 (b)(d)	2,772,221	2,774,248
Class K, 7.7988% 11/15/15 (b)(d)	675,000	674,295
Series 2005-ESHA Class K, 6.9838% 7/14/08 (b)(d)	300,000	301,142
Series 2005-MIB1 Class K, 7.1988% 3/15/22 (b)(d)	800,000	787,201
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 6.6758% 5/15/23 (b)(d)	$ 3,757,000	$ 3,757,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (b)	500,000	513,785
CS First Boston Mortgage Securities Corp. Series 2004-FL1A Class G, 7.947% 5/15/14 (b)(d)	696,648	698,605
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (b)	1,000,000	956,050
Class F, 6.376% 12/15/14 (b)	800,000	785,776
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (b)	865,000	856,091
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class E, 7.624% 4/15/29 (d)	900,000	913,781
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30	2,701,516	2,664,208
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (b)	600,000	564,438
Class F, 10.813% 5/20/44 (b)	400,000	383,476
TERRA LNR I Series 2006-E, 6.8688% 6/15/17 (b)(d)	770,000	769,854
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 5.2106% 7/15/42 (d)	5,200,000	5,199,743
Wrightwood Capital Real Estate CDO Ltd. floater Series 2005-1A Class F, 6.72% 11/21/40 (b)(d)	1,500,000	1,496,055
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,745,632)		24,589,267
Common Stocks - 3.5%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Corp. (a)	120,600	1,320,570
Starwood Hotels & Resorts Worldwide, Inc.	26,200	1,580,908
		2,901,478
Household Durables - 0.1%
KB Home	16,000	733,600
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. Class A	16,700	$ 740,979
Ryland Group, Inc.	18,000	784,260
		2,258,839
TOTAL CONSUMER DISCRETIONARY		5,160,317
FINANCIALS - 3.2%
Real Estate Investment Trusts - 3.2%
Acadia Realty Trust (SBI)	11,100	262,515
Alexandria Real Estate Equities, Inc.	17,500	1,551,900
American Financial Realty Trust (SBI)	98,200	950,576
Annaly Mortgage Management, Inc.	271,600	3,479,196
Anworth Mortgage Asset Corp.	179,300	1,488,190
Apartment Investment & Management Co. Class A	2,700	117,315
Archstone-Smith Trust	6,600	335,742
AvalonBay Communities, Inc.	16,100	1,780,982
Boston Properties, Inc.	5,800	524,320
Capital Lease Funding, Inc.	41,700	475,797
Capital Trust, Inc. Class A	22,200	790,764
Cousins Properties, Inc.	25,600	791,808
Developers Diversified Realty Corp.	28,600	1,492,348
DiamondRock Hospitality Co.	23,100	342,111
Education Realty Trust, Inc.	21,150	352,148
Equity Lifestyle Properties, Inc.	64,700	2,835,801
Equity Office Properties Trust	44,180	1,613,012
Equity Residential (SBI)	45,600	2,039,688
Federal Realty Investment Trust (SBI)	14,600	1,022,000
Fieldstone Investment Corp.	104,500	957,220
General Growth Properties, Inc.	89,000	4,010,340
Glenborough Realty Trust, Inc.	2,800	60,312
GMH Communities Trust	14,200	187,156
Healthcare Realty Trust, Inc.	15,600	496,860
Hersha Hospitality Trust	36,900	342,801
HomeBanc Mortgage Corp., Georgia	199,200	1,581,648
Host Hotels & Resorts, Inc.	135,047	2,953,478
Inland Real Estate Corp.	203,000	3,020,640
Innkeepers USA Trust (SBI)	4,200	72,576
Kimco Realty Corp.	48,000	1,751,520
KKR Financial Corp.	38,800	807,428
Lexington Corporate Properties Trust	11,300	244,080
MFA Mortgage Investments, Inc.	170,600	1,173,728
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
MortgageIT Holdings, Inc.	116,000	$ 1,398,960
Nationwide Health Properties, Inc.	67,900	1,528,429
New York Mortgage Trust, Inc.	173,400	693,600
Newcastle Investment Corp.	110,400	2,795,328
Opteum, Inc. Class A	78,700	709,874
Plum Creek Timber Co., Inc.	4,500	159,750
ProLogis Trust	34,000	1,772,080
Redwood Trust, Inc.	11,300	551,779
Regency Centers Corp.	14,200	882,530
Resource Capital Corp.	25,500	328,185
Saxon Capital, Inc.	224,900	2,572,856
Simon Property Group, Inc.	19,900	1,650,506
Spirit Finance Corp.	353,900	3,984,914
Sunstone Hotel Investors, Inc.	6,700	194,702
Trizec Properties, Inc.	23,800	681,632
Trustreet Properties, Inc.	26,000	342,940
U-Store-It Trust	10,800	203,688
United Dominion Realty Trust, Inc. (SBI)	34,900	977,549
Ventas, Inc.	82,400	2,791,712
Vornado Realty Trust	10,000	975,500
		65,102,514
Real Estate Management & Development - 0.0%
The St. Joe Co.	11,000	511,940
TOTAL FINANCIALS		65,614,454
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Emeritus Corp. (a)	23,900	448,125
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	18,200	1,132,950
TOTAL COMMON STOCKS (Cost $69,377,251)		72,355,846
Preferred Stocks - 4.8%
	Shares	Value
Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Real Estate Investment Trusts - 0.4%
Annaly Mortgage Management, Inc. Series B, 6.00%	80,000	$ 2,139,520
The Mills Corp. 6.75% (b)	3,304	2,787,750
Trustreet Properties, Inc. Series C, 7.50%	70,100	1,479,110
Windrose Medical Properties Trust 7.50%	91,700	2,310,840
		8,717,220
Nonconvertible Preferred Stocks - 4.4%
FINANCIALS - 4.4%
Discontinued 0506 Real Estate - 0.0%
Prime Group Realty Trust Series B, 9.00%	15,500	251,875
Diversified Financial Services - 0.1%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	39,100
Red Lion Hotels Capital Trust 9.50%	88,465	2,348,746
		2,387,846
Real Estate Investment Trusts - 4.2%
Accredited Mortgage Loan Trust Series A, 9.75%	93,900	2,375,670
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	3,600	91,116
Series C, 8.375%	10,000	261,600
American Home Mortgage Investment Corp.:
Series A, 9.375%	79,300	2,081,625
Series B, 9.25%	169,500	4,334,115
Annaly Mortgage Management, Inc. Series A, 7.875%	122,700	2,932,530
Anthracite Capital, Inc. Series C, 9.375%	400	10,284
Anworth Mortgage Asset Corp. Series A, 8.625%	161,100	3,906,675
Apartment Investment & Management Co.:
Series R, 10.00%	140,200	3,526,030
Series T, 8.00%	80,000	1,996,800
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	251,600
Capital Lease Funding, Inc. Series A, 8.125%	20,000	499,000
CBL & Associates Properties, Inc. Series B, 8.75%	64,200	3,254,940
CenterPoint Properties Trust Series D, 5.377%	5,280	3,960,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	5,000	128,950
Cousins Properties, Inc. Series A, 7.75%	50,000	1,248,000
Crescent Real Estate Equities Co. Series B, 9.50%	50,000	1,305,000
Developers Diversified Realty Corp. (depositary shares) Series F, 8.60%	10,000	254,000
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	2,276,100
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.: - continued
Series B, 7.875%	36,100	$ 857,375
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	81,300	1,987,785
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	974,000
Glimcher Realty Trust Series F, 8.75%	30,000	770,700
Hersha Hospitality Trust Series A, 8.00%	40,000	992,400
Home Properties of New York, Inc. Series F, 9.00%	88,500	2,256,750
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	311,415	7,832,087
Impac Mortgage Holdings, Inc. Series C, 9.125%	17,700	412,410
Innkeepers USA Trust Series C, 8.00%	45,000	1,111,500
LaSalle Hotel Properties Series A, 10.25%	76,400	1,963,480
Lexington Corporate Properties Trust Series B, 8.05%	60,000	1,527,000
MFA Mortgage Investments, Inc. Series A, 8.50%	157,800	3,826,650
Nationwide Health Properties, Inc. 7.677%	19,200	1,920,000
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	20,000	1,015,000
Newcastle Investment Corp. Series B, 9.75%	79,000	2,018,450
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	2,049,600
Parkway Properties, Inc. Series D, 8.00%	80,000	2,024,000
PS Business Parks, Inc. (depositary shares) Series F, 8.75%	3,400	86,190
Public Storage, Inc. Series I, 7.25%	20,000	495,000
RAIT Investment Trust:
Series A, 7.75%	60,000	1,431,000
Series B, 8.375%	17,000	427,550
Realty Income Corp. 8.25%	100	2,626
Saul Centers, Inc. 8.00%	40,000	1,050,000
Simon Property Group, Inc. Series G, 7.89%	3,100	158,100
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	2,985,000
Series C, 8.25%	60,000	1,494,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	15,000	378,000
Taubman Centers, Inc. Series G, 8.00%	20,000	507,800
The Mills Corp.:
Series B, 9.00%	64,400	1,471,540
Series C, 9.00%	156,500	3,607,325
Series E, 8.75%	138,885	3,197,133
Series G, 7.875%	39,933	898,493
		86,422,979
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Affordable Residential Communties, Inc. Series A, 8.25%	17,800	$ 406,730
TOTAL FINANCIALS		89,469,430
TOTAL PREFERRED STOCKS (Cost $98,441,872)		98,186,650
Floating Rate Loans - 0.8%
	Principal Amount
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack term loan 8.21% 1/27/11 (d)	$ 39,900	40,249
Toys 'R' US, Inc. term loan 8.1091% 12/9/08 (d)	4,000,000	3,960,000
		4,000,249
FINANCIALS - 0.5%
Real Estate Investment Trusts - 0.3%
Capital Automotive (REIT) Tranche B, term loan 6.86% 12/16/10 (d)	499,975	498,725
General Growth Properties, Inc. Tranche A1, term loan 6.56% 2/24/10 (d)	2,500,000	2,465,625
Newkirk Master LP Tranche B, term loan 6.8338% 8/11/08 (d)	1,286,313	1,284,705
Trizec Properties, Inc. term loan 6.65% 5/2/07 (d)	1,140,000	1,138,575
		5,387,630
Real Estate Management & Development - 0.2%
LNR Property Corp. Tranche B, term loan 8.1321% 2/3/08 (d)	366,867	366,867
MDS Realty Holdings LLC:
Tranche M1, term loan 7.3875% 1/8/08 (d)	1,930,077	1,930,077
Tranche M3, term loan 8.6375% 1/8/08 (d)	1,544,062	1,544,062
North Las Vegas/Olympia Group Tranche 1, term loan 8.2488% 5/9/11 (d)	498,750	498,750
		4,339,756
TOTAL FINANCIALS		9,727,386
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HealthSouth Corp. term loan 8.52% 3/10/13 (d)	$ 3,000,000	$ 3,003,750
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle Operating Co. Tranche B, term loan 7.65% 6/1/14 (d)	510,000	512,550
TOTAL FLOATING RATE LOANS (Cost $17,323,641)		17,243,935
Commodity-Linked Notes - 8.6%

AIG-FP Private Funding Ltd.:
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.06% 8/10/06 (b)(d)(f)	600,000	644,702
Master Note, one-month U.S. dollar LIBOR plus .10% due 8/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.1519% 8/18/06 (b)(d)(f)	190,000	214,253
5.1519% 8/18/06 (b)(d)(f)	200,000	195,031
5.1519% 8/18/06 (b)(d)(f)	110,000	107,860
5.1519% 8/18/06 (b)(d)(f)	330,000	297,346
5.1519% 8/18/06 (b)(d)(f)	1,370,000	1,344,990
5.1519% 8/18/06 (b)(d)(f)	2,330,000	2,185,024
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/15/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.0988% 9/15/06 (b)(d)(f)	1,620,000	1,498,997
5.0988% 9/15/06 (b)(d)(f)	1,400,000	1,348,848
5.0988% 9/15/06 (b)(d)(f)	1,870,000	1,825,599
5.0988% 9/15/06 (b)(d)(f)	1,620,000	1,491,156
5.0988% 9/15/06 (b)(d)(f)	1,070,000	1,031,522
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/22/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1944% 9/22/06 (b)(d)(f)	2,800,000	2,504,166
Master Note, one-month U.S. dollar LIBOR plus .10% due 9/29/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.25% 9/29/06 (b)(d)(f)	2,850,000	2,600,311
5.25% 9/29/06 (b)(d)(f)	1,000,000	924,152
Commodity-Linked Notes - continued
	Principal Amount	Value
AIG-FP Private Funding Ltd.: - continued
Master Note, one-month U.S. dollar LIBOR plus .15% due 3/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.0488% 3/15/07 (b)(d)(f)	$ 3,300,000	$ 3,692,901
5.0488% 3/15/07 (b)(d)(f)	6,670,000	7,442,883
Master Note, one-month U.S. dollar LIBOR plus .15% due 3/8/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5% 3/8/07 (b)(d)	3,330,000	3,818,222
Master Note, one-month U.S. dollar LIBOR plus .15% due 4/20/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9794% 4/20/07 (b)(d)(f)	3,330,000	3,132,033
5.1169% 4/17/07 (b)(d)(f)	3,340,000	3,111,296
Master Note, one-month U.S. dollar LIBOR plus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5% 4/9/07 (b)(d)(f)	3,300,000	3,048,315
Master Note, one-month U.S. dollar LIBOR plus .31% due 3/2/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9606% 3/2/07 (b)(d)(f)	5,000,000	5,976,584
Master Note, one-month U.S. dollar LIBOR plus .31% due 3/8/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9948% 3/8/07 (b)(d)(f)	2,500,000	2,893,081
JPMorgan Chase Bank NA:
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9794% 4/27/07 (b)(d)(f)	2,670,000	2,588,959
4.98% 4/27/07 (b)(d)(f)	1,670,000	1,531,982
5.0581% 4/27/07 (b)(d)(f)	5,330,000	6,036,033
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 4/9/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.02% 4/9/07 (b)(d)(f)	3,300,000	2,873,878
5.1725% 4/9/07 (b)(d)(f)	3,330,000	3,163,798
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 5/4/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1019% 5/4/07 (b)(d)(f)	5,070,000	5,417,908
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .15% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1844% 6/6/07 (b)(d)(f)	$ 1,670,000	$ 1,670,000
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 10/06/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9206% 10/16/06 (b)(d)(f)	400,000	461,969
4.9406% 10/16/06 (b)(d)(f)	330,000	369,580
4.9594% 10/16/06 (b)(d)(f)	660,000	680,997
5.0381% 10/6/06 (b)(d)(f)	500,000	563,624
5.0819% 10/6/06 (b)(d)(f)	250,000	274,572
5.0819% 10/16/06 (b)(d)(f)	750,000	832,376
5.1094% 10/6/06 (b)(d)(f)	530,000	597,003
5.1322% 10/6/06 (b)(d)(f)	500,000	580,694
5.1706% 10/16/06 (b)(d)(f)	830,000	950,897
5.18% 10/16/06 (b)(d)(f)	670,000	692,810
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 10/16/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9594% 10/16/06 (b)(d)(f)	430,000	453,790
5% 10/16/06 (b)(d)(f)	470,000	492,209
5.0063% 10/16/06 (b)(d)(f)	430,000	469,381
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 12/14/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.1525% 12/14/06 (b)(d)(f)	330,000	346,996
5.165% 12/14/06 (b)(d)(f)	500,000	525,994
5.1706% 12/14/06 (b)(d)(f)	3,330,000	3,897,792
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 2/12/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5% 2/12/07 (b)(d)	4,000,000	5,097,245
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 3/15/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9594% 3/15/07 (b)(d)(f)	2,500,000	2,797,814
Medium Term Note, one-month U.S. dollar LIBOR minus .17% due 3/2/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1322% 3/2/07 (b)(d)	3,340,000	4,119,004
Commodity-Linked Notes - continued
	Principal Amount	Value
JPMorgan Chase Bank NA: - continued
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 10/06/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.95% 10/6/06 (b)(d)(f)	$ 830,000	$ 909,824
4.97% 10/6/06 (b)(d)(f)	680,000	752,373
4.99% 10/6/06 (b)(d)(f)	380,000	419,313
5.0038% 10/6/06 (b)(d)(f)	250,000	280,296
5.0188% 10/6/06 (b)(d)(f)	250,000	288,183
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 10/08/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.9648% 10/6/06 (b)(d)(f)	670,000	751,734
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 4.97% 8/10/06 (b)(d)(f)	470,000	505,237
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 8/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9106% 8/18/06 (b)(d)(f)	380,000	386,530
4.99% 8/18/06 (b)(d)(f)	1,500,000	1,473,416
5.0719% 8/18/06 (b)(d)(f)	280,000	306,207
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/22/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9494% 9/22/06 (b)(d)(f)	2,530,000	2,263,795
4.99% 9/22/06 (b)(d)(f)	1,400,000	1,376,730
Medium Term Note, one-month U.S. dollar LIBOR minus .18% due 9/29/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
4.9494% 9/29/06 (b)(d)(f)	670,000	759,200
4.9575% 9/29/06 (b)(d)(f)	2,850,000	2,601,528
4.9575% 9/29/06 (b)(d)(f)	1,100,000	1,017,036
Morgan Stanley:
Note, one-month U.S. dollar LIBOR minus .10% due 3/23/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.2022% 3/23/07 (b)(d)(f)	8,340,000	8,137,821
Commodity-Linked Notes - continued
	Principal Amount	Value
Morgan Stanley: - continued
Note, one-month U.S. dollar LIBOR minus .10% due 6/6/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.0988% 6/6/07 (b)(d)(f)	$ 7,000,000	$ 7,197,101
5.0988% 6/6/07 (b)(d)(f)	5,340,000	5,526,550
Note, one-month U.S. dollar LIBOR minus .15% due 2/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.185% 2/27/07 (b)(d)(f)	5,340,000	6,425,605
5.185% 2/27/07 (b)(d)(f)	5,340,000	6,167,585
5.185% 2/27/07 (b)(d)(f)	6,650,000	7,975,922
5.185% 2/27/07 (b)(d)(f)	5,000,000	6,001,929
Note, one-month U.S. dollar LIBOR minus .15% due 3/27/2007 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1522% 3/23/07 (b)(d)(f)	5,000,000	5,726,203
Societe Generale:
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 8/10/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3):
5.07% 8/10/06 (b)(d)(f)	600,000	644,053
5.07% 8/10/06 (b)(d)(f)	5,000,000	4,962,130
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 8/18/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.1519% 8/18/06 (b)(d)(f)	160,000	160,154
Floating Rate Note, one-month U.S. dollar LIBOR minus .10% due 9/8/2006 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) 5.0448% 9/8/06 (b)(d)(f)	6,000,000	5,366,809
TOTAL COMMODITY-LINKED NOTES (Cost $167,930,000)		177,199,841
Fixed-Income Funds - 40.9%
	Shares
Fidelity Floating Rate Central Investment Portfolio (e)	5,038,246	504,681,102
Fidelity Ultra-Short Central Fund (e)	3,376,455	335,822,214
TOTAL FIXED-INCOME FUNDS (Cost $842,851,087)		840,503,316
Preferred Securities - 0.4%
	Principal Amount	Value
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 11.6458% 12/28/35 (b)(d)	$ 500,000	$ 546,340
Harp High Grade CDO I Ltd. Series 2006-1, 15.49% 7/8/46 (b)(d)	1,650,000	1,600,500
Ipswich Street CDO Series 2006-1, 15.15% 6/27/46 (b)(d)	2,250,000	2,174,625
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.857% 9/25/26 (b)(c)(d)	3,000,000	3,000,000
TOTAL PREFERRED SECURITIES (Cost $7,366,099)		7,321,465
Cash Equivalents - 3.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 4.54%, dated 6/30/06 due 7/3/06 (Cost $65,343,000)	$ 65,367,736	65,343,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,063,923,243)		2,056,612,446
NET OTHER ASSETS - 0.0%		(189,879)
NET ASSETS - 100%		$ 2,056,422,567
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $226,114,749 or 11.0% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 11,524,618
Fidelity Ultra-Short Central Fund	5,863,589
Total	$ 17,388,207

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 7,598,671	$ 499,383,846	$ -	$ 504,681,102	40.0%
Fidelity Ultra-Short Central Fund	6,644,141	329,224,610	-	335,822,214	4.8%
Total	$ 14,242,812	$ 828,608,456	$ -	$ 840,503,316
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,063,659,396. Net unrealized depreciation aggregated $7,046,950, of which $19,089,549 related to appreciated investment securities and $26,136,499 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 28, 2006